KUTAK ROCK LLP
SUITE 3100 1801 CALIFORNIA STREET DENVER, COLORADO 80202-2626 303-297-2400 FACSIMILE 303-292-7799 www.kutakrock.com	ATLANTA CHICAGO DES MOINES FAYETTEVILLE IRVINE KANSAS CITY LITTLE ROCK LOS ANGELES OKLAHOMA CITY OMAHA PASADENA RICHMOND SCOTTSDALE WASHINGTON WICHITA

February 22, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington D.C. 20549

Re:    Post-Effective Amendment No. 1 on Form S-1 to Vyta Corp Selling Stockholder Registration Statement on Form SB-2; File No. 333-132797

Ladies and Gentlemen:

On behalf of Vyta Corp (the “Company”), we are filing herewith Post-Effective Amendment No. 1 on Form S-1 to the Company’s Registration Statement on Form SB-2 referenced above (the “Post-Effective Amendment”), solely for purposes of updating the financial statements and other information contained therein pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended and related rules and regulations of the Securities and Exchange Commission (“SEC”).   The Company understands the requirement to file an additional post-effective amendment to the extent that the financial statements will be as of a date more than or equal to 135 days prior to the effective date of the Post-Effective Amendment.

The Registration Statement referenced above was filed before the effective date of SEC Securities Act Release No. 8876 (December 19, 2007) (the “Release”).  In accordance with Section IV of the Release, in the Post-Effective Amendment, the Company has continued to use the disclosure format and content based on the “SB” form.

This filing is being effected by direct transmission to Operational EDGAR System of the SEC.  If you have any questions regarding the foregoing or require further information, please contact the undersigned or Bob Ahrenholz.

Sincerely,
/s/ Joshua M. Kerstein

Enclosures